STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended			6 Months Ended	9 Months Ended
	Apr. 24, 2024	Jun. 27, 2022	Mar. 31, 2022	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Mar. 30, 2022	Jan. 19, 2021
Class of Stock [Line Items]
Common stock, par value		$ 0.001		$ 0.001				$ 0.001		$ 0.001
Common stock shares authorized		250,000,000		1,000,000,000				1,000,000,000		1,000,000,000
Common stock, shares issued				717,287,220				717,287,220		484,464,194
Common stock, shares outstanding				717,287,220				717,287,220		484,464,194
Preferred stock, shares authorized				10,000,000				10,000,000		10,000,000		10,000,000
Preferred stock, par value				$ 0.001				$ 0.001		$ 0.001		$ 0.001
Preferred stock, shares issued				0				0		0
Issuance of value				$ 17,928		$ 14,715		$ 66,325	$ 101,963
Share based compensation expense				$ 339,881				$ 927,961
Restricted Stock [Member]
Class of Stock [Line Items]
Number of restricted shares issued							2,400,000	2,000,000
Issuance of restricted shares, value							$ 192,000	$ 120,000
Stock price per share				$ 0.06	$ 0.08		$ 0.08	$ 0.06
Share based compensation expense				$ 24,000	$ 30,000
Restricted Stock [Member] | July,1 2024 [Member]
Class of Stock [Line Items]
Vesting percentage								12.50%
Restricted Stock [Member] | April 1, 2026 [Member]
Class of Stock [Line Items]
Vesting percentage								12.50%
Common Stock [Member]
Class of Stock [Line Items]
Sale of Common Stock, shares						666,667		5,407,143	11,916,667
Conversion of convertible securities, shares		485,781,168	485,781,168
Issuance of shares				264,431		325,310		793,883	1,259,106
Issuance of value				$ 264		$ 325		$ 794	$ 1,259
Share based compensation expense				2,400				$ 4,400
Common Stock [Member] | Legal Counsel [Member]
Class of Stock [Line Items]
Issuance of shares								264,431
Issuance of value				$ 17,929
Bitech Mining Corporation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value			$ 0.001
Conversion of convertible securities, shares			94,312,250
Share issued and outstanding percentage			100.00%
Emergen Energy LLC [Member] | Membership Interest Purchase Agreement [Member]
Class of Stock [Line Items]
Number of unregistered common shares	222,222,000
Voting interests acquired	100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											9,000,000
Share issued and outstanding percentage		96.00%
Preferred stock, shares issued		9,000,000
Series A Preferred Stock [Member] | Bitech Mining Corporation [Member]
Class of Stock [Line Items]
Preferred stock, par value			$ 0.001
Sale of Common Stock, shares			9,000,000